ATA Creativity Global ("Parent Company") - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	¥ (27,873,360)	$ (4,271,779)	¥ (57,876,559)	¥ (312,626,305)
Cash flows from investing activities:
Proceeds from disposal of discontinued operations			4,894,197	1,223,119,391
Net cash provided by (used in) investing activities	(19,090,428)	(2,925,736)	(36,945,321)	1,201,735,714
Cash flows from financing activities:
Private placement	8,530,931	1,307,422	61,693,192
Cash received for exercise of share options				1,433,441
Special cash dividend				(946,611,803)
Net cash provided by (used in) financing activities	6,303,594	966,068	57,566,469	(949,893,989)
Effect of foreign exchange rate changes on cash	(814,131)	(124,771)	866,827	(4,720,020)
Net decrease in cash and cash equivalents	(41,474,325)	(6,356,218)	(36,388,584)	(65,504,600)
Cash and cash equivalents at beginning of year	154,197,758	23,631,840	190,586,342	256,090,942
Cash and cash equivalents at end of year	112,723,433	17,275,622	154,197,758	190,586,342
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	(10,150,979)	(1,555,706)	(4,797,830)	(29,996,291)
Cash flows from investing activities:
Cash received from subsidiaries	3,804,240	583,025		1,001,941,215
Loan lent to Beijing Biztour				(13,745,856)
Cash lent to subsidiaries	(72,794,230)	(11,156,204)
Proceeds from disposal of discontinued operations			4,894,197
Net cash provided by (used in) investing activities	(68,989,990)	(10,573,179)	4,894,197	988,195,359
Cash flows from financing activities:
Private placement	8,530,931	1,307,422	61,693,192
Repurchase of treasury shares	(4,003,530)	(613,568)
Cash received for exercise of share options				1,433,441
Special cash dividend				(946,611,803)
Net cash provided by (used in) financing activities	4,527,401	693,854	61,693,192	(945,178,362)
Effect of foreign exchange rate changes on cash	(895,932)	(137,306)	810,196	568,046
Net decrease in cash and cash equivalents	(75,509,500)	(11,572,337)	62,599,755	13,588,752
Cash and cash equivalents at beginning of year	77,996,136	11,953,431	15,396,381	1,807,629
Cash and cash equivalents at end of year	¥ 2,486,636	$ 381,094	¥ 77,996,136	¥ 15,396,381